COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease commitments
Address	Location	Usage	From	To	Rent / Mo (RMB)	Rent / Mo ($US)
1 #36 N. Sports Institute	Tianjin	Office	10/1/2016	9/30/2021	¥1,100	$160
2 Tianjing Sandun Center	Tianjin	Office	1/1/2019	12/31/2023	61,251	8,906
3 Xiang Yi Garden 6-406	Suzhou	Office	9/25/2018	9/24/2019	3,700	538
					¥66,051	$9,604

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
For the years ended December 31,	Rental amount

2019	$113,634
2020	108,792
2021	108,312
2022	106,872
2023	106,872
Total	$544,482